Supplementary Financial Statements Information - Schedule of Computation of Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income attributable to Formula’s shareholders (basic):
From continued operations	$ 36,514	$ 48,543	$ 35,739
From discontinued operations	569,965	31,127	28,275
Net income attributable to Formula’s shareholders (basic)	606,479	79,670	64,014
Net income attributable to Formula’s shareholders (Diluted):
From continued operations	36,316	48,471	35,672
From discontinued operations	569,866	31,056	28,206
Net income attributable to Formula’s shareholders (Diluted)	$ 606,182	$ 79,527	$ 63,878
Earnings per share from continued operations (basic)	$ 2.39	$ 3.18	$ 2.34
Earnings per share from discontinued operations (basic)	37.24	2.04	1.85
Earnings per share (basic)	39.63	5.22	4.19
Earnings per share from continued operations (diluted)	2.3	3.1	2.3
Earnings per share from discontinued operations (diluted)	36.09	1.99	1.82
Earnings per share (diluted)	$ 38.39	$ 5.09	$ 4.12
Number of shares used in computing:
Earnings per share (basic)	15,308,764	15,304,610	15,301,392
Earnings per share (diluted)	15,786,901	15,636,664	15,498,101